OTHER INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER INCOME AND EXPENSES [Abstract]
Schedule of Other Income and Expenses
This item consists of the following:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Other income
Gain on remeasurement of previously held equity interest in Pacifico EPS, Note 2(a)	235,490	—	—
Reversal of provision	188,456	154,610	58,703
Rental income	61,449	53,077	46,836
Net income from the sale of property, furniture and equipment	37,636	68,037	1,654
Net result from sale of loan portfolio	1,778	21,295	83,515
Net income from the sale of investment property	1,057	21,771	—
Others	58,782	195,989	249,945
Total other income	584,648	514,779	440,653

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Other expenses
Provision for sundry risks	149,651	315,214	95,873
Losses due to operational risk	90,940	67,030	66,302
Derecognition of intangibles due to withdrawals and dismissed projects	79,335	131,142	96,978
Expenses on improvements in building for rent	39,882	26,060	17,445
Provision for other accounts receivable	26,046	12,261	11,975
Donations	22,687	23,518	23,354
Association in participation	7,356	28,269	53,097
Others	152,489	169,775	169,577
Total other expenses	568,386	773,269	534,601